Property, plant and equipment - Narrative (Details) - Buildings - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 453	€ 1,473	€ 1,846
Lease facilities, Paris
Disclosure of quantitative information about right-of-use assets [line items]
Decrease through reassessment of lease term	€ 622